Payables and Financial Liabilities - Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Deferred Consideration Payable, Current		$ 500
Share Based Compensation Tax Liability Current	$ 216	3
Interest Expense	63	48
Imputed interest		54
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Contingent Liabilities	$ 0	$ 0